Cover	Aug. 25, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 25, 2020
Entity Registrant Name	CRIMSON WINE GROUP, LTD.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54866
Entity Tax Identification Number	13-3607383
Entity Address, Address Line One	2700 Napa Valley Corporate Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Napa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94558
City Area Code	800
Local Phone Number	486-0503
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001562151
Amendment Flag	false